UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03870
Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2010
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments ▪ September 30, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	U.S. Government Agencies & Obligations (31.4%)
	Diversified Financial Services — FDIC Guaranteed (7.4%)
$48,650	Ally Financial, Inc.	2.20%		12/19/12	$50,318,403
41,600	Citigroup Funding, Inc. (a)	2.25		12/10/12	43,054,794

					93,373,197

	Finance — Other Services — U.S. Government Guaranteed (0.6%)
6,960	Private Export Funding Corp.	4.30		12/15/21	7,667,825

	Savings & Loan/Thrifts — Southern U.S. — U.S. Government Guaranteed (0.9%)
10,330	U.S. Central Federal Credit Union	1.90		10/19/12	10,601,193

	Special Purpose Entity — U.S. Government Guaranteed (0.9%)
10,054	Amal Ltd. (Cayman Islands)	3.465		08/21/21	10,587,505

	U.S. Government Agencies (7.6%)
10,760	Federal Home Loan Bank	5.00		11/17/17	12,765,277
	Federal Home Loan Mortgage Corp.
2,314		4.875		06/13/18	2,723,046
2,750		5.00		04/18/17	3,245,357
37,000	Federal National Mortgage Assoc.	5.00		05/11/17	43,635,654
	Tennessee Valley Authority
10,980		4.875		12/15/16	12,746,375
6,935		5.25		09/15/39	8,080,939
8,085		7.125		05/01/30	11,406,172
1,350	U.S. Department of Housing and Urban Development 99-A	6.16		08/01/11	1,351,847

					95,954,667

	U.S. Government Obligations (14.0%)
	U.S. Treasury Bonds
11,800		4.375		11/15/39	13,239,966
23,000		4.625		02/15/40	26,877,662
45,000		7.50		11/15/24	68,224,230
	U.S. Treasury Notes
36,000		2.25		01/31/15	37,783,116
28,300		2.625		12/31/14	30,150,565

					176,275,539

	Total U.S. Government Agencies & Obligations (Cost $369,476,585)				394,459,926

	U.S. Government Agencies — Mortgage-Backed Securities (51.4%)
	Federal Home Loan Mortgage Corp. (0.3%)
20,750	237 S29 (IO)	7.493	(b)	05/15/36	3,338,426

	Federal Home Loan Mortgage Corp. (ARM) (0.9%)
2,391		5.52		01/01/38	2,551,903
4,104		5.892		11/01/36	4,350,434
3,863		5.935		10/01/36	4,104,754

					11,007,091

	Federal Home Loan Mortgage Corp. (PC) Gold (8.8%)
27,066		4.50		09/01/39-08/01/40	28,186,259
27,237		5.00		10/01/35-01/01/40	28,760,105
6,223		5.50		11/01/39	6,605,208
6,589		6.00		07/01/38	7,069,791
4,772		6.50		03/01/29-09/01/36	5,217,915
1,300		7.50		05/01/35	1,483,023
688		8.00		08/01/32	793,791
743		8.50		08/01/31	873,755
31,150		4.50		(c)	32,400,859

					111,390,706

	Federal National Mortgage Assoc. (26.8%)
6,350		4.00		(c)	6,629,794
10,150		4.50		(c)	10,548,070
41,397		4.50		01/01/25-08/01/39	43,237,253
72,831		5.00		05/01/35-07/01/40	76,807,525
114,951		5.50		03/01/35-08/01/38	122,858,615

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments ▪ September 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$48,159		6.00%		01/01/37-06/01/39	$51,868,044
17,340		6.50		06/01/29-02/01/39	18,968,413
4		7.00		05/01/31	4,169
2,127		7.50		08/01/37	2,429,489
1,636		8.00		04/01/33	1,898,259
1,470		8.50		10/01/32	1,713,042

					336,962,673

	Federal National Mortgage Assoc. (ARM) (0.8%)
3,279		2.604		07/01/35	3,304,190
5,623		2.606		05/01/35	5,665,751
1,106		5.741		03/01/38	1,175,410

					10,145,351

	Government National Mortgage Assoc. (13.3%)
25,000	2010 - 115 AS (IO)	5.794		09/20/40	3,828,125
36,700		4.00		(c)	37,835,425
1,500		4.50		(c)	1,575,000
21,303		4.50		04/15/40-06/15/40	22,460,823
6,407		6.00		03/15/26-08/15/29	7,038,202
13,660		6.50		03/15/14-07/15/31	15,169,454
29,265		7.00		04/15/17-04/15/26	33,258,807
16,003		7.50		11/15/32	18,353,521
4,120		8.00		06/15/16-09/15/31	4,802,946
7,848		8.50		07/15/30	9,436,824
4,951		9.00		11/15/15-02/15/25	5,557,872
3,337		9.50		02/15/16-12/15/20	3,783,304
4,028		10.00		12/15/10-11/15/20	4,606,322

					167,706,625

	Government National Mortgage Assoc. (GPM) (0.0%)
134		12.25		09/15/13-06/15/15	153,167

	Government National Mortgage Assoc. II (0.5%)
3,640		6.00		09/20/34	3,983,593
1,835		6.50		01/20/24-05/20/29	2,052,910
501		7.00		03/20/26-07/20/29	569,726

					6,606,229

	Total U.S. Government Agencies — Mortgage- Backed Securities (Cost $628,148,862)				647,310,268

	Asset-Backed Securities (3.7%)
1,475	Ally Master Owner Trust 2010-1 A (144A) (d)	2.007	(b)	01/15/15	1,505,895
3,500	Ally Master Owner Trust 2010-3 A (144A) (d)	2.88		04/15/15	3,613,474
945	BMW Floorplan Master Owner Trust 2009-1A A (144A) (d)	1.407	(b)	09/15/14	957,436
1,124	Brazos Student Finance Corp. 2010-1 A1	1.189	(b)	06/25/35	1,124,221
2,793	Chesapeake Funding LLC 2009-1 A (144A) (d)	2.257	(b)	12/15/20	2,818,705
450	CIT Equipment Collateral 2009-VT1 A2 (144A) (d)	2.20		06/15/11	450,631
13,800	Discover Card Master Trust 2009-A1 A1	1.557	(b)	12/15/14	14,028,985
10,750	Ford Credit Floorplan Master Owner Trust 2009-2 A	1.807	(b)	09/15/14	10,935,781
2,500	Ford Credit Floorplan Master Owner Trust 2010-3 A1 (144A) (d)	4.20		02/15/17	2,719,068
5,200	Nissan Master Owner Trust Receivables 2010-AA A (144A) (d)	1.407	(b)	01/15/15	5,281,024
3,503	Wheels SPV LLC 2009-1 A (144A) (d)	1.807	(b)	03/15/18	3,529,016

	Total Asset-Backed Securities (Cost $46,223,319)				46,964,236

	Collateralized Mortgage Obligations (0.5%)
	Private Issues
5,965	FDIC Structured Sale Guaranteed Notes 2010-S1 1A (144A) (d)	0.806	(b)	02/25/48	5,981,472
604	WAMU Mortgage Pass-Through Certificates (Series 2004-CB1 Class 3A6)	5.50		06/25/34	609,458

	Total Collateralized Mortgage Obligations (Cost $6,585,990)				6,590,930

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments ▪ September 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Commercial Mortgage-Backed Securities (1.4%)
$2,600	Bear Stearns Commercial Mortgage Securities 2004-T14 A4	5.20%		01/12/41	$2,816,673
	GE Capital Commercial Mortgage Corp.
3,222	2004-C1 A3	4.596		11/10/38	3,367,646
4,000	2004-C2 A4	4.893		03/10/40	4,307,407
2,000	LB-UBS Commercial Mortgage Trust 2004-C2 A4	4.367		03/15/36	2,087,150
4,100	Wachovia Bank Commercial Mortgage Trust 2004-C12 A4	5.484	(b)	07/15/41	4,468,126

	Total Commercial Mortgage-Backed Securities (Cost $16,067,040)				17,047,002

	Municipal Bonds (4.5%)
	California (1.5%)
4,615	Bay Area Toll Authority	6.263		04/01/49	5,135,018
9,980	Los Angeles Unified School District	5.75		07/01/34	10,105,948
3,060	San Francisco City & County Public Utilities Commission	6.00		11/01/40	3,237,358

					18,478,324

	Georgia (0.4%)
1,760	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 (Series 2010 J)	6.637		04/01/57	1,897,350
3,085	Municipal Electric Authority of Georgia Plant Vogtle	6.655		04/01/57	3,255,416

					5,152,766

	Missouri (0.5%)
6,245	Missouri Highway & Transportation Commission	5.445		05/01/33	6,751,282

	New Jersey (0.3%)
4,000	New Jersey Economic Development Authority	1.292	(b)	06/15/13	3,983,600

	New York (1.2%)
3,875	City of New York (Series G-1)	5.968		03/01/36	4,192,401
3,140	New York City Municipal Water Finance Authority	5.952		06/15/42	3,515,230
3,625	New York City Transitional Finance Authority	5.267		05/01/27	3,946,030
3,000	New York State Dormitory Authority	5.628		03/15/39	3,163,290

					14,816,951

	Oregon (0.2%)
2,575	Oregon State Department of Transportation (Series A)	5.834		11/15/34	2,948,864

	Washington (0.4%)
1,580	State of Washington (Series D)	5.481		08/01/39	1,744,589
2,440	State of Washington	5.09		08/01/33	2,603,455

					4,348,044

	Total Municipal Bonds (Cost $53,631,961)				56,479,831

	Foreign Government Obligations (4.0%)
29,130	Egypt Government AID Bonds (Egypt)	4.45		09/15/15	33,083,640
14,175	Israel Government AID Bond (Israel)	5.50		09/18/23	17,538,245

	Total Foreign Government Obligations (Cost $44,158,565)				50,621,885

	Short-Term Investments (14.7%)
	U.S. Government Obligations (e)(f) (14.0%)
176,449	U.S. Treasury Bills (Cost $176,378,295)	0.125-0.254		10/07/10- 02/10/11	176,389,405

NUMBER OF
SHARES (000)
	Investment Company (g) (0.7%)
8,658	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (Cost $8,657,811)				8,657,811

	Total Short-Term Investments (Cost $185,036,106)				185,047,216

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments ▪ September 30, 2010 (unaudited) continued

NUMBER OF
SHARES (000)
	Total Investments (Cost $1,349,328,428) (h)(i)	111.6%	1,404,521,294
	Liabilities in Excess of Other Assets	(11.6)	(145,826,776)

	Net Assets	100.0%	$1,258,694,518

ARM	Adjustable Rate Mortgage. Interest rate in effect as of September 30, 2010.

FDIC	Federal Deposit Insurance Corporation.

GPM	Graduated Payment Mortgage.

IO	Interest Only.

PC	Participation Certificate.

(a)	For the nine months ended September 30, 2010, the cost of purchases and the proceeds from sales of Citigroup Funding, Inc., an affiliate of the Investment Adviser, Administrator and Distributor, was $44,244,221 and $2,050,280, respectively, including net realized gains of $21,122.

(b)	Floating rate security. Rate shown is the rate in effect at September 30, 2010.

(c)	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(d)	Resale is restricted to qualified institutional investors.

(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(f)	A portion of this security has been physically segregated in connection with open futures and swap contracts.

(g)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(h)	Securities have been designated as collateral in connection with open futures and swap contracts.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments ▪ September 30, 2010 (unaudited) continued
Futures Contracts Open at September 30, 2010:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

954	Long	U.S. Treasury Notes 5 Year, December 2010	$115,307,299	$1,067,512
189	Long	U.S Treasury Notes 10 Year, December 2010	23,822,861	153,234
13	Short	U.S. Treasury Bonds 30 Year, December 2010	(1,738,344)	(18,309)
256	Short	U.S. Treasury Notes 2 Year, December 2010	(56,188,001)	(112,853)

		Net Unrealized Appreciation		$1,089,584

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments ▪ September 30, 2010 (unaudited) continued
Zero Coupon Swap Contracts Open at September 30, 2010:

					UNREALIZED
	NOTIONAL	FLOATING	PAY/RECEIVE	TERMINATION	APPRECIATION
SWAP COUNTERPARTY	AMOUNT (000)	RATE INDEX	FLOATING RATE	DATE	(DEPRECIATION)

Barclays Bank PLC^	$34,630	3 Month LIBOR	Receive	11/15/19	$(5,857,416)
Barclays Bank PLC^^	34,630	3 Month LIBOR	Pay	11/15/19	2,210,153
Deutsche Bank AG^^	42,000	3 Month LIBOR	Pay	11/15/21	2,566,293
Deutsche Bank AG^	42,000	3 Month LIBOR	Receive	11/15/21	(6,351,052)
Deutsche Bank AG^	5,230	3 Month LIBOR	Receive	11/15/21	(340,050)
JPMorgan Chase^	20,250	3 Month LIBOR	Receive	08/15/20	(3,668,221)
JPMorgan Chase^	27,300	3 Month LIBOR	Receive	11/15/19	(4,399,039)
JPMorgan Chase^	33,430	3 Month LIBOR	Receive	11/15/21	(5,456,020)

			Net Unrealized Depreciation		$(21,295,352)

LIBOR — London Interbank Offered Rate.

^	Fund will make payments of $13,429,167, $18,113,896, $1,764,126, $8,561,741, $10,377,262, and $14,814,431, respectively, on termination date.

^^	Fund will receive payments of $9,509,398 and $14,025,373, respectively, on termination date.

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments ▪ September 30, 2010 (unaudited) continued
Interest Rate Swap Contracts Open at September 30, 2010:

	NOTIONAL
	AMOUNT	FLOATING RATE	PAY/RECEIVE		TERMINATION	UNREALIZED
SWAP COUNTERPARTY	(000)	INDEX	FLOATING RATE	FIXED RATE	DATE	DEPRECIATION

Credit Suisse	$93,017	3 Month LIBOR	Receive	2.625%	03/11/15	$(5,231,276)

LIBOR — London Interbank Offered Rate.

Morgan Stanley U.S. Government Securities Trust
Notes to Portfolio of Investments ▪ September 30, 2010 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Long-Term Investments
U.S. Government Agencies & Obligations	$394,459,926	—	$394,459,926	—
U.S. Government Agencies - Mortgage-Backed Securities	647,310,268	—	647,310,268	—
Asset-Backed Securities	46,964,236	—	46,964,236	—
Collateralized Mortgage Obligations	6,590,930	—	6,590,930	—
Commercial Mortgage-Backed Securities	17,047,002	—	17,047,002	—
Municipal Bonds	56,479,831	—	56,479,831	—
Foreign Government Obligations	50,621,885	—	50,621,885	—

Total Long-Term Investments	1,219,474,078	—	1,219,474,078	—

Short-Term Investments
U.S. Government Obligations	176,389,405	—	176,389,405	—
Investment Company	8,657,811	$8,657,811	—	—

Total Short-Term Investments	185,047,216	8,657,811	176,389,405	—

Futures	1,220,746	1,220,746	—	—
Zero Coupon Swaps	4,776,446	—	4,776,446	—

Total	$1,410,518,486	$9,878,557	$1,400,639,929	—

Liabilities:
Futures	$(131,162)	$(131,162)	—	—
Zero Coupon Swaps	(26,071,798)	—	$(26,071,798)	—
Interest Rate Swaps	(5,231,276)	—	(5,231,276)	—

Total	$(31,434,236)	$(131,162)	$(31,303,074)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley U.S. Government Securities Trust
/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2010